As filed with the Securities and Exchange Commission on March 7, 2013

Securities Act File No. 33-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 166	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 177	☒
(Check appropriate box or boxes)

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr. ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place, 53 State Street Boston, Massachusetts 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on April 8, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date), pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING SERIES FUND, INC.

EXPLANATORY NOTE

This Post-Effective Amendment No. 166 to the Registration Statement (“Amendment”) on Form N-1A of ING Series Fund, Inc. (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 160, 161, 163, and 164 from March 8, 2013 to April 8, 2013 for the new Class R6 shares for ING Large Cap Growth Fund and ING Small Company Fund, each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 166 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of March, 2013.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President, Chief Executive	March 7, 2013
Shaun P. Mathews*	Officer and Interested Director

	Senior Vice President and	March 7, 2013
Todd Modic*	Chief/Principal Financial Officer

	Director	March 7, 2013
Albert E. DePrince Jr.*

	Director	March 7, 2013
Martin J. Gavin*

	Director	March 7, 2013
Russell H. Jones*

	Director	March 7, 2013
Sidney Koch*

	Director	March 7, 2013
Joseph E. Obermeyer*

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**

Powers of attorney for Todd Modic and each Director were attached to Post-Effective Amendment No. 165 to the Registrant’s Form N-1A Registration Statement on February 27, 2013 and incorporated herein by reference.